Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Stock Subscription Receivable [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Jan. 31, 2015	$ 9,200	$ (55,673)	$ 49,798,278	$ (51,078,664)	$ (1,326,859)
Beginning Balance, shares at Jan. 31, 2015	920,001,430
Issuance of common stock and warrants in private placement, net	$ 272		50,028		50,300
Issuance of common stock and warrants in private placement, net, shares	27,194,893
Issuance of common shares for cash pursuant to investment agreement	$ 1,000		128,751		129,751
Issuance of common shares for cash pursuant to investment agreement, shares	100,000,000
Shares issued in exchange for services	$ 57		10,263		10,320
Shares issued in exchange for services, shares	5,733,000
Shares issued for conversion of notes	$ 5,160		887,419		892,579
Shares issued for conversion of notes, shares	516,008,582
APIC reclassified to gain on debt extinguishment			(72,308)		(72,308)
Resolution of derivative liabilities due to debt conversions			833,583		833,583
Warrants reclassified to derivative liabilities			31,804		31,804
Stock based compensation			40,299		40,299
Net income (loss)				(1,569,662)	(1,569,662)
Ending Balance at Jan. 31, 2016	$ 15,689	(55,673)	51,708,117	(52,648,326)	(980,193)
Ending Balance, shares at Jan. 31, 2016	1,568,937,905
Issuance of common stock and warrants in private placement, net	$ 762		222,915		223,677
Issuance of common stock and warrants in private placement, net, shares	76,220,079
Issuance of common shares for cash pursuant to investment agreement	$ 1,101		178,190		179,291
Issuance of common shares for cash pursuant to investment agreement, shares	110,098,238
Shares issued in exchange for services	$ 325		66,971		67,296
Shares issued in exchange for services, shares	32,519,915
Shares issued for conversion of notes	$ 2,161		274,288		276,449
Shares issued for conversion of notes, shares	216,068,175
Resolution of derivative liabilities due to debt conversions			279,112		279,112
Warrants reclassified to derivative liabilities			272,637		272,637
Stock based compensation			540		540
Warrants issued for services			74,808		74,808
Net income (loss)				(1,496,550)	(1,496,550)
Ending Balance at Jan. 31, 2017	$ 20,038	$ (55,673)	$ 53,077,578	$ (54,144,876)	(1,102,933)
Ending Balance, shares at Jan. 31, 2017	2,003,844,312
Net income (loss)					(459,345)
Ending Balance at Jul. 31, 2017					$ (1,245,876)